Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—31.4%
		Basic Industry - Metals & Mining—0.3%
$50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	$51,111
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	450,496
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	516,635
		TOTAL	1,018,242
		Capital Goods - Aerospace & Defense—0.4%
395,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	434,170
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	507,055
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	25,417
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.644% (3-month USLIBOR +1.735%), 2/15/2042	31,574
500,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2021	508,118
		TOTAL	1,506,334
		Capital Goods - Building Materials—0.2%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	514,152
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	82,159
		TOTAL	596,311
		Capital Goods - Construction Machinery—0.3%
1,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	1,052,072
		Capital Goods - Diversified Manufacturing—1.1%
1,000,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	995,814
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	150,444
30,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.750%, 12/1/2021	30,826
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	418,356
789,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.650%, 12/1/2019	789,000
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.000%, 12/15/2020	1,009,592
350,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 2.576% (3-month USLIBOR +0.450%), 6/5/2020	350,463
		TOTAL	3,744,495
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.250%, 11/15/2021	53,097
		Capital Goods - Packaging—0.1%
250,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	261,032
		Communications - Cable & Satellite—0.8%
180,000		CCO Safari II LLC, 3.579%, 7/23/2020	181,316
1,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	1,063,795
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.000%, 2/1/2020	1,506,175
		TOTAL	2,751,286
		Communications - Media & Entertainment—0.1%
175,000		Fox Corp, Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	180,680
195,000		Walt Disney Co., Sr. Unsecd. Note, 4.000%, 10/1/2023	208,366
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	102,773
		TOTAL	491,819
		Communications - Telecom Wireless—0.3%
450,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	450,641
605,000		Vodafone Group PLC, Sr. Unsecd. Note, 3.750%, 1/16/2024	638,137
		TOTAL	1,088,778

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—0.4%
$850,000		AT&T, Inc., Sr. Unsecd. Note, 3.200%, 3/1/2022	$869,768
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	512,565
		TOTAL	1,382,333
		Consumer Cyclical - Automotive—0.8%
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	1,000,291
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/13/2020	502,677
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	418,906
800,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.250%, 1/13/2020	800,086
		TOTAL	2,721,960
		Consumer Cyclical - Lodging—0.2%
619,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 8/28/2020	636,324
		Consumer Cyclical - Retailers—0.8%
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	787,524
970,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	1,009,918
930,000		WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	976,523
		TOTAL	2,773,965
		Consumer Cyclical - Services—0.7%
1,000,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	1,020,025
500,000		Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	513,283
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	969,516
		TOTAL	2,502,824
		Consumer Non-Cyclical - Food/Beverage—1.8%
285,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 2.609% (3-month USLIBOR +0.700%), 11/15/2021	285,007
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	446,627
300,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	311,072
1,000,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	1,013,252
810,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	856,964
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	1,340,438
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	658,990
1,000,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	1,049,532
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	500,657
		TOTAL	6,462,539
		Consumer Non-Cyclical - Health Care—0.9%
875,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	888,431
940,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 5YR, 2.200%, 11/15/2024	938,971
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	145,020
1,275,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.700%, 4/1/2020	1,276,771
		TOTAL	3,249,193
		Consumer Non-Cyclical - Pharmaceuticals—2.8%
750,000		Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	763,776
1,000,000		AbbVie, Inc., Sr. Unsecd. Note, 144A, 2.600%, 11/21/2024	1,005,671
1,250,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	1,252,170
1,000,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.000%, 3/12/2020	1,001,728
395,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	398,926
1,000,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	1,049,543
730,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2020	734,391
500,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.875%, 8/15/2020	503,466
385,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 144A, 2.900%, 7/26/2024	397,202
790,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	820,708

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$1,000,000		Teva Pharmaceutical Finance IV LLC, Sr. Unsecd. Note, 2.250%, 3/18/2020	$996,715
1,000,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	969,000
		TOTAL	9,893,296
		Consumer Non-Cyclical - Products—0.2%
625,000		Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	628,622
		Consumer Non-Cyclical - Supermarkets—0.3%
990,000		Kroger Co., Sr. Unsecd. Note, 2.800%, 8/1/2022	1,007,239
		Consumer Non-Cyclical - Tobacco—0.4%
365,000		Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	383,713
500,000		Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	505,478
673,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.250%, 6/12/2020	676,912
		TOTAL	1,566,103
		Energy - Independent—0.4%
840,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	854,888
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.850%, 3/15/2021	515,484
		TOTAL	1,370,372
		Energy - Integrated—0.6%
1,000,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.790%, 2/6/2024	1,062,158
880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	908,178
		TOTAL	1,970,336
		Energy - Midstream—0.3%
225,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.300%, 6/1/2020	226,130
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	159,964
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/1/2021	52,162
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.850%, 2/15/2020	50,449
450,000		MPLX LP, Sr. Unsecd. Note, 144A, 3.500%, 12/1/2022	460,897
295,000	[1]	MPLX LP, Sr. Unsecd. Note, 3.026% (3-month USLIBOR +0.900%), 9/9/2021	296,034
		TOTAL	1,245,636
		Energy - Oil Field Services—0.3%
275,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	274,206
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	476,125
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2023	240,750
		TOTAL	991,081
		Energy - Refining—0.2%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	103,686
600,000	[1]	Phillips 66, Sr. Unsecd. Note, 144A, 2.750% (3-month USLIBOR +0.750%), 4/15/2020	600,212
		TOTAL	703,898
		Financial Institution - Banking—7.0%
143,000		American Express Co., 2.650%, 12/2/2022	145,479
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	1,015,982
1,000,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,057,277
980,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	995,697
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	550,586
1,825,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	1,861,982
1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	1,114,733
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,235,031
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	51,148
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	753,414
500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	507,675

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$355,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	$368,125
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	417,848
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 5/13/2021	251,748
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	672,445
100,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	102,553
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	689,858
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	507,497
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	521,328
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	262,726
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,207,873
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,060,126
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	206,701
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	1,259,033
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	751,887
450,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	461,349
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	513,614
165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.336% (3-month USLIBOR +1.400%), 10/24/2023	168,673
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	528,531
1,000,000		PNC Bank, N.A., Series BKNT, 2.150%, 4/29/2021	1,003,142
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.750%, 8/14/2022	1,117,130
1,000,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.590%, 1/29/2021	1,000,755
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	761,642
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	764,332
750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.157% (3-month USLIBOR +1.230%), 10/31/2023	763,227
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.600%, 4/1/2021	361,481
		TOTAL	25,012,628
		Financial Institution - Finance Companies—0.2%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	434,137
405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	404,684
		TOTAL	838,821
		Financial Institution - Insurance - Health—0.5%
750,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	784,509
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 6/15/2023	1,047,173
		TOTAL	1,831,682
		Financial Institution - Insurance - Life—1.1%
1,000,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	1,029,385
1,000,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,070,291
1,000,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	1,001,337
335,000		PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	338,862
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	514,640
		TOTAL	3,954,515
		Financial Institution - Insurance - P&C—0.4%
750,000		Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	793,880
500,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	531,782
		TOTAL	1,325,662
		Financial Institution - REIT - Healthcare—0.2%
700,000		Healthcare Trust of America, 3.700%, 4/15/2023	726,350
		Financial Institution - REIT - Other—0.1%
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	321,211

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—0.1%
$190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	$195,872
		Sovereign—0.1%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	499,520
		Technology—2.6%
1,150,000		Apple, Inc., Sr. Unsecd. Note, 1.550%, 8/4/2021	1,145,830
1,000,000		Apple, Inc., Sr. Unsecd. Note, 1.800%, 9/11/2024	992,448
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,004,560
490,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	504,595
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	630,227
620,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 2.383% (3-month USLIBOR +0.470%), 11/30/2020	622,481
750,000		Intel Corp., 3.300%, 10/1/2021	770,271
1,250,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	1,252,330
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	1,000,398
560,000		Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	582,232
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	734,361
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	157,706
		TOTAL	9,397,439
		Transportation - Services—0.4%
585,000		FedEx Corp., Sr. Unsecd. Note, 2.700%, 4/15/2023	593,460
210,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	212,502
485,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	492,099
		TOTAL	1,298,061
		Utility - Electric—3.4%
500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	504,440
850,000		Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.450%, 3/30/2022	860,818
870,000		Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	874,597
605,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	605,341
255,000		Dominion Energy Gas Holdings LLC, Sr. Unsecd. Note, Series A, 2.500%, 11/15/2024	255,766
610,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	625,488
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	997,066
460,000		Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	463,509
1,000,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	1,001,037
930,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	939,853
710,000		EverSource Energy, Sr. Unsecd. Note, 2.500%, 3/15/2021	713,609
410,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	409,327
460,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	475,505
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	469,143
365,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	373,108
1,000,000		TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	1,008,330
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	306,009
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.450%, 6/15/2020	1,252,437
		TOTAL	12,135,383
		Utility - Natural Gas—0.6%
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	618,006
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,240,560
250,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	251,670
		TOTAL	2,110,236
		TOTAL CORPORATE BONDS (IDENTIFIED COST $109,265,749)	111,316,567

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—5.6%
		Auto Receivables—4.5%
$1,900,000		Fifth Third Auto Trust 2019-1, Class A4, 2.690%, 11/16/2026	$1,942,571
2,000,000		Ford Credit Auto Owner Trust 2019-B, Class A3, 2.230%, 10/15/2023	2,009,043
1,500,000		GM Financial Automobile Leasing Trust 2019-2, Class B, 2.890%, 3/20/2023	1,518,268
2,425,000		General Motors 2019-1, Class A, 2.700%, 4/15/2024	2,461,059
925,000		Honda Auto Receivables Owner Trust 2019-2, Class A4, 2.540%, 3/21/2025	940,477
1,200,000		Mercedes-Benz Master Owner Trust 2019-BA, Class A, 2.610%, 5/15/2024	1,216,824
4,000,000		Toyota Auto Receivables Owner Trust 2019-B, Class A4, 2.600%, 11/15/2024	4,077,628
1,600,000		World Omni Auto Receivables Trust 2019-B, Class A4, 2.640%, 6/16/2025	1,642,298
		TOTAL	15,808,168
		Credit Card—0.1%
500,000		Discover Card Execution Note Trust 2019-A1, Class A1, 3.040%, 7/15/2024	513,271
		Equipment Lease—0.8%
1,000,000		CNH Equipment Trust 2019-B, Class A3, 2.520%, 8/15/2024	1,012,027
1,650,000		John Deere Owner Trust 2019-B, Class A4, 2.320%, 5/15/2026	1,669,861
		TOTAL	2,681,888
		Other—0.2%
750,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.165% (1-month USLIBOR +0.400%), 2/17/2022	750,075
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $19,447,402)	19,753,402
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Commercial Mortgage—2.7%
1,750,000		Benchmark Mortgage Trust 2019-B12, Class A2, 3.001%, 8/15/2052	1,805,775
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,338,281
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	413,494
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	181,779
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.091%, 6/10/2046	780,344
201,172		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	201,282
1,425,000		GS Mortgage Securities Trust 2019-GC39, Class A2, 3.457%, 5/10/2052	1,492,426
1,750,000		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	1,808,208
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	463,749
735,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	762,551
159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	161,807
273,738		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	276,268
		TOTAL	9,685,964
		Federal Home Loan Mortgage Corporation—0.0%
30,042	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3397, Class FC, 2.365% (1-month USLIBOR +0.600%), 12/15/2037	30,207
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,651,028)	9,716,171
		MORTGAGE-BACKED SECURITIES—0.9%
		Federal National Mortgage Association—0.9%
2,092,099		Federal National Mortgage Association, Pool AS2976, 4.000%, 8/1/2044	2,226,367
1,124,284		Federal National Mortgage Association, Pool AW0029, 3.500%, 7/1/2044	1,175,858
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,357,657)	3,402,225
		U.S. TREASURIES—43.3%
5,481,950		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2020	5,463,005
6,977,205		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	7,046,965
5,520,000		United States Treasury Note, 1.250%, 3/31/2021	5,487,766
7,000,000		United States Treasury Note, 1.375%, 5/31/2021	6,968,415
10,000,000		United States Treasury Note, 1.375%, 10/15/2022	9,935,607

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
$2,000,000		United States Treasury Note, 1.625%, 6/30/2021	$1,998,595
5,000,000		United States Treasury Note, 1.625%, 8/31/2022	5,003,101
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,503,362
1,000,000		United States Treasury Note, 1.750%, 5/31/2022	1,003,473
17,000,000		United States Treasury Note, 1.750%, 6/30/2024	17,090,433
7,500,000		United States Treasury Note, 1.750%, 7/31/2024	7,540,472
7,500,000		United States Treasury Note, 1.875%, 2/28/2022	7,541,044
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	4,023,734
1,000,000		United States Treasury Note, 1.875%, 9/30/2022	1,007,727
2,500,000		United States Treasury Note, 2.000%, 2/28/2021	2,508,950
4,950,000		United States Treasury Note, 2.000%, 10/31/2022	5,005,825
3,000,000		United States Treasury Note, 2.000%, 11/30/2022	3,034,439
9,500,000		United States Treasury Note, 2.000%, 5/31/2024	9,654,619
2,500,000	[2]	United States Treasury Note, 2.125%, 6/30/2022	2,532,922
10,000,000		United States Treasury Note, 2.125%, 3/31/2024	10,205,172
5,000,000		United States Treasury Note, 2.500%, 1/15/2022	5,090,426
7,500,000		United States Treasury Note, 2.500%, 1/31/2024	7,760,993
5,000,000		United States Treasury Note, 2.750%, 7/31/2023	5,199,859
7,250,000		United States Treasury Note, 2.750%, 8/31/2023	7,546,292
8,000,000		United States Treasury Note, 2.875%, 11/30/2023	8,385,295
		TOTAL U.S. TREASURIES (IDENTIFIED COST $151,432,159)	153,538,491
		INVESTMENT COMPANIES—15.3%
223,976		Emerging Markets Core Fund	2,226,321
1,015,276		Federated Bank Loan Core Fund	9,898,945
1,876,121		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.77%[3]	1,876,684
2,411,372		Federated Mortgage Core Portfolio	23,824,357
1,817,306		Federated Project and Trade Finance Core Fund	16,319,406
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $54,773,962)	54,145,713
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $347,927,957)	351,872,569
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	2,900,720
		TOTAL NET ASSETS—100%	$354,773,289
At November 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[5]United States Treasury Notes 10-Year Short Futures	5	$646,797	March 2020	$2,489
The average notional value of short futures contracts held by the Fund throughout the period was $652,109. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2019, were as follows:
	Balance of Shares Held 8/31/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	221,364	2,612	—	223,976	$2,226,321	$(6,673)	$—	$25,989
Federated Bank Loan Core Fund	622,053	393,223	—	1,015,276	$9,898,945	$(18,720)	$—	$83,988
Federated Institutional Prime Value Obligations Fund, Institutional Shares	10,256,608	14,524,415	(22,904,902)	1,876,121	$1,876,684	$(15)	$359	$35,840
Federated Mortgage Core Portfolio	2,016,219	395,153	—	2,411,372	$23,824,357	$(88,384)	$—	$161,846
Federated Project and Trade Finance Core Fund	1,794,994	22,312	—	1,817,306	$16,319,406	$(54,113)	$—	$200,625
High Yield Bond Portfolio	906,216	—	(906,216)	—	$—	$(94,341)	$103,404	$28,324
TOTAL OF AFFILIATED TRANSACTIONS	15,817,454	15,337,715	(23,811,118)	7,344,051	$54,145,713	$(262,246)	$103,763	$536,612
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$111,316,567	$—	$111,316,567
Asset-Backed Securities	—	19,753,402	—	19,753,402
Collateralized Mortgage Obligations	—	9,716,171	—	9,716,171
Mortgage-Backed Securities	—	3,402,225	—	3,402,225
U.S. Treasuries	—	153,538,491	—	153,538,491
Investment Companies[1]	37,826,307	—	—	54,145,713
TOTAL SECURITIES	$37,826,307	$297,726,856	$—	$351,872,569
Other Financial Instruments[2]
Assets	$2,489	$—	$—	$2,489
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,489	$—	$—	$2,489
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $16,319,406 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.

The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit